Stockholders' Equity	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Stockholders' Equity
(12)	Stockholders' Equity

The Company may repurchase its common stock from the market pursuant to the Company Law of Japan. For the years ended March 31, 2011, 2010 and 2009, respectively, 327,193, 53,863 and 30,875,208 shares were repurchased for the aggregate cost of approximately 432 million yen, 72 million yen and 72,416 million yen, respectively, primarily with the intention to hold as treasury stock to improve capital efficiency.

The Company sold 15,100, 17,731 and 399,673 shares of its treasury stock for the years ended March 31, 2011, 2010 and 2009, respectively. The difference between sales price and book value was charged to capital surplus in the consolidated balance sheets.

The Company Law of Japan provides that an amount equal to 10% of appropriations be appropriated as a capital reserve or legal reserve until the aggregated amount of capital reserve and legal reserve equals 25% of stated capital. The capital reserve and legal reserve are not available for dividends but may be transferred to capital surplus or retained earnings or stated capital upon approval of the shareholders' meeting.

Cash dividends and transfers to the legal reserve charged to retained earnings during the three years ended March 31, 2011 represent dividends paid out during the periods and related appropriation to the legal reserve. Cash dividends per share paid during the three years ended March 31, 2011 amounted to 10.00 yen, 12.50 yen and 40.00 yen, respectively. The accompanying consolidated financial statements do not include any provisions for the year-end dividend of 5.0 yen per share, totaling approximately 10,351 million yen in respect of the year ended March 31, 2011 approved by the board of directors in April 2011.

In accordance with the Company Law of Japan, there are certain restrictions on payment of dividends in connection with the treasury stock repurchased. As a result of restrictions on the treasury stock repurchased, retained earnings of 671,629 million yen at March 31, 2011 were restricted as to the payment of cash dividends.

The Company's directors and certain senior executives were granted options to purchase the Company's common stock. All stock options become fully exercisable two years from the date of grant and have a four-year term. Information with respect to stock options is as follows:

	Number of shares	Weighted-average exercise price (Yen)
Balance at March 31, 2008	12,000	1,734
Forfeited	(12,000)	1,734

Balance at March 31, 2009	—	—
Balance at March 31, 2010	—	—
Balance at March 31, 2011	—	—

There was no treasury stock reserved for options from March 31, 2008 through 2011.